Segment Reporting - Other Income Statement Items by Segment (Detail) - USD ($) $ in Thousands		12 Months Ended
	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Depreciation and Amortization		$ (485,829)	$ (571,825)	$ (509,500)
Asset Impairments and Net Loss on Sale of Vessels, Equipment and Other Operating Assets		(270,743)	(112,246)	(70,175)
Equity (Loss) Income		(37,344)	85,639	102,871
Eliminations and other
Segment Reporting Information [Line Items]
Depreciation and Amortization		0	0	690
Asset Impairments and Net Loss on Sale of Vessels, Equipment and Other Operating Assets		0	0	0
Equity (Loss) Income		0	0	0
Teekay Parent | Operating Segments
Segment Reporting Information [Line Items]
Depreciation and Amortization		(60,397)	(72,123)	(71,909)
Asset Impairments and Net Loss on Sale of Vessels, Equipment and Other Operating Assets		(205,659)	(12,597)	(948)
Equity (Loss) Income		(31,330)	(2,281)	(500)
Teekay Parent | Offshore Production | Operating Segments
Segment Reporting Information [Line Items]
Depreciation and Amortization		(60,560)	(70,855)	(69,508)
Asset Impairments and Net Loss on Sale of Vessels, Equipment and Other Operating Assets		(205,659)	(110)	(948)
Equity (Loss) Income		(7,861)	(575)	(12,196)
Teekay Parent | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Depreciation and Amortization		0	(1,717)	(2,852)
Asset Impairments and Net Loss on Sale of Vessels, Equipment and Other Operating Assets		0	(12,487)	0
Equity (Loss) Income		(20,677)	132	12,797
Teekay Parent | Other | Operating Segments
Segment Reporting Information [Line Items]
Depreciation and Amortization		163	449	451
Asset Impairments and Net Loss on Sale of Vessels, Equipment and Other Operating Assets		0	0	0
Equity (Loss) Income		(2,792)	(1,838)	(1,101)
Teekay Offshore | Operating Segments
Segment Reporting Information [Line Items]
Depreciation and Amortization		(219,406)	(300,011)	(274,599)
Asset Impairments and Net Loss on Sale of Vessels, Equipment and Other Operating Assets		(1,500)	(40,079)	(69,998)
Equity (Loss) Income	$ (2,461)	12,028	17,933	7,672
Teekay LNG | Operating Segments
Segment Reporting Information [Line Items]
Depreciation and Amortization		(105,545)	(95,542)	(92,253)
Asset Impairments and Net Loss on Sale of Vessels, Equipment and Other Operating Assets		(50,600)	(38,976)	0
Equity (Loss) Income		9,789	62,307	84,171
Teekay LNG | Liquefied Gas Carriers | Operating Segments
Segment Reporting Information [Line Items]
Depreciation and Amortization		(95,025)	(80,084)	(71,323)
Asset Impairments and Net Loss on Sale of Vessels, Equipment and Other Operating Assets		0	0	0
Equity (Loss) Income		9,789	62,307	84,171
Teekay LNG | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Depreciation and Amortization		(10,520)	(15,458)	(20,930)
Asset Impairments and Net Loss on Sale of Vessels, Equipment and Other Operating Assets		(50,600)	(38,976)	0
Equity (Loss) Income		0	0	0
Teekay Tankers | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Depreciation and Amortization		(100,481)	(104,149)	(71,429)
Asset Impairments and Net Loss on Sale of Vessels, Equipment and Other Operating Assets		(12,984)	(20,594)	771
Equity (Loss) Income		$ (25,370)	$ 7,680	$ 11,528